Schedule of Revenue by Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Total revenue	$ 2,121	$ 2,275	$ 4,469	$ 4,524	$ 9,972	$ 9,736
UNITED STATES
Segment Reporting [Line Items]
Total revenue	2,112	2,267	4,451	4,507	9,924	9,736
ISRAEL
Segment Reporting [Line Items]
Total revenue	$ 9	$ 8	$ 18	$ 17	34
FRANCE
Segment Reporting [Line Items]
Total revenue					$ 14